LEASES (Tables)	6 Months Ended
Jun. 30, 2025
LEASES
Schedule of Operating Lease Related Assets And Liabilities And Other Related Information

Information related to operating leases as of June 30, 2025 and December 31, 2024 are as follows:

	As of
	June 30, 2025	December 31, 2024
Assets
Operating lease right-of-use assets, non-current	$3,209	$3,597
Liabilities
Operating lease liabilities, current	$853	$816
Operating lease liabilities, non-current	$2,628	$3,066
Weighted average remaining lease term (years)	4.2	4.6
Weighted average discount rate	5.7%	5.7%

Schedule Of Components Of Operating Lease Expense

Information related to operating lease activities during the six months ended June 30, 2025 and 2024 are as follows:

	Six Months Ended June 30,
	2025	2024
Operating lease expense	$491	$458
Expense for short-term leases within 12 months	$21	$2

Schedule of Lessee, Operating Lease, Future Minimum Lease Payments

Future minimum lease payments from June 30, 2025 until the expiration of the leases are as follows:

Remainder of 2025	$506
2026	1,040
2027	1,069
2028	557
2029	337
Thereafter	420
Total undiscounted lease payments	$3,929
Less: imputed interest	(448)
Total lease liabilities	$3,481